Summary of Significant Accounting Policies - Business Combinations (Details) (USD $)						0 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Bank of America, National Association branch	May 02, 2014 Bank of America, National Association	Nov. 01, 2012 South Valley Bancorp, Inc.	Nov. 01, 2012 South Valley Bancorp, Inc.	Dec. 16, 2011 Western National Bank	Dec. 16, 2011 Western National Bank	Oct. 14, 2011 Charter Bank branch	Oct. 31, 2013 New Mexico Bank of America, National Association branch	Dec. 06, 2013 Washington, Oregon, and Idaho Bank of America, National Association branch	May 02, 2014 Arizona and Nevada Bank of America, National Association branch	Nov. 01, 2012 Central and Southern Oregon South Valley Bancorp, Inc. branch	Dec. 16, 2011 Arizona Western National Bank branch	Oct. 14, 2011 Albuquerque, New Mexico Charter Bank branch	Oct. 14, 2011 Santa Fe, New Mexico Charter Bank branch
Business Acquisition [Line Items]
Number of branches acquired (in branches)				74						6	11	40	23	24	3	4	2
Deposit accounts					$ 1,900,000,000		$ 736,000,000		$ 136,000,000	$ 255,000,000
Net loans					13,000,000		361,000,000		143,000,000
Branch properties					25,000,000
Premium on deposits					1.99%
Cash and equivalents					1,800,000,000
Intangibles				11,000,000
Intangible assets, goodwill	291,503,000	260,277,000	251,653,000	31,000,000
Net covered loans							108,000,000
Transaction deposit accounts							533,000,000
Consideration transferred						44,000,000		53,000,000
Consideration paid in stock						34,000,000
Cash resulting from the collection of certain earn-out assets						10,000,000
Assets acquired									177,000,000
Foreclosed real estate									7,000,000
Liabilities assumed									153,000,000
Cash received from the FDIC									30,000,000
Unamortized premium on acquisition										$ 1,000,000